Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Schedule of fair value of the outstanding warrants
	December 31,
Stock options	2018	2017	2016
Market price per share (USD/share)	$1.13	$1.73	$1.50
Exercise price (USD/share)	2.20	2.20	2.20
Risk free rate	2.6%	2.36%	2.40%
Dividend yield	0%	0%	0%
Expected term/Contractual life (years)	7.3	8.3	9.3
Expected volatility	256.20%	241.20%	232.20%

Schedule of reconciliation of the beginning and ending balances of warrants liability
	December 31,
	2018	2017	2016
Beginning balance	$1,729,111	$1,499,362	$162,736
Warrants issued to HLI	-	-	1,889,269
Warrants redeemed	-	-	(25,026)
Fair value change of the issued warrants included in earnings	(599,865)	229,749	(527,617)
Ending balance	$1,129,246	$1,729,111	$1,499,362

Schedule of of the warrants activity

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2017	1,000,000	$2.20	0.49
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2017	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2018	1,000,000	$2.20